Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 18,850	$ 18,748
Prepaid expenses and other current assets	7,301	1,498
Investments	20,004
Total current assets	46,155	20,246
Operating lease right-of-use asset	2,035
Security deposits and leasehold improvements	199
TOTAL ASSETS	48,389	20,246
CURRENT LIABILITIES:
Current portion of operating lease liabilities	356
Accounts payable	8,793	3,015
Accrued expenses and other current liabilities	4,950	1,413
Total current liabilities	14,099	4,428
NONCURRENT LIABILITIES:
Noncurrent portion of operating lease liabilities	1,683
Total noncurrent liabilities	1,683
Total liabilities	15,782	4,428
Convertible preferred stock		35,410
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, $0.0001 par value; 100,000,000 and 20,441,982 shares authorized as of December 31, 2019 and December 31, 2018, respectively; 18,531,560 shares and 5,513,531 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	1
Additional paid-in capital	99,378	1,665
Accumulated other comprehensive loss	(2)
Accumulated deficit	(66,770)	(21,257)
Total stockholders' equity (deficit)	32,607	(19,592)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 48,389	20,246
Series A Convertible Preferred Stock
NONCURRENT LIABILITIES:
Convertible preferred stock		6,254
Series B Convertible Preferred Stock
NONCURRENT LIABILITIES:
Convertible preferred stock		$ 29,156